Finance Income	12 Months Ended
Dec. 31, 2025
Finance income [Abstract]
Finance Income
39.	Finance Income

(1)	Finance income for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Interest income	￦	429,620	467,525	440,386
Dividend income		25,941	70,601	26,137
Gains on disposal of financial assets		13,162	45,493	58,115
Gains on valuation of financial assets at fair value through profit or loss		152,322	83,408	133,082
Gains on valuation of derivatives		382,611	2,231,533	314,700
Gains on transaction of derivatives		268,618	362,119	258,795
Gains on foreign currency translation		104,901	142,723	500,074
Gains on foreign currency transactions		42,886	35,893	303,706
Others		4,970	8,882	3,148

	￦	1,425,031	3,448,177	2,038,143

(2)	Details of interest income included in finance income for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Cash and cash equivalents	￦	100,205	102,505	95,671
Financial assets at fair value through profit or loss		65,470	54,385	40,506
Financial assets at amortized cost		2,929	2,859	3,561
Loans		44,029	45,511	39,279
Short-term financial instruments		34,260	31,766	56,022
Long-term financial instruments		14,183	20,562	24,270
Other financial assets		241	262	370
Trade and other receivables		168,303	209,675	180,707

	￦	429,620	467,525	440,386